Subsequent Events (Details)	Jun. 30, 2026 USD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Common stock at conversion price	$ 5.5
Aggregate transaction consideration shares (in Shares) | shares	27,500,000
Common stock equity amount (in Dollars) | $	$ 275,000,000
Common stock equity per share	$ 10
Additional shares (in Shares) | shares	8,000,000
Aggregate net proceeds (in Dollars) | $	$ 75,000,000
Percentage of number of shares of common stock	9.90%
Warrant excercise price	$ 12
Conversion price (in Dollars) | $	$ 1,000
Percentage of sale price	120.00%
PIPE Investor [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount (in Dollars) | $	$ 83,660,130
PIPE Notes [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount (in Dollars) | $	$ 5,882,352.94
Percentage of bear interest	10.00%
Conversion price (in Dollars) | $	$ (1,000)
PIPE Warrant [Member]
Subsequent Events (Details) [Line Items]
Warrant excercise price	$ 12
Maximum [Member]
Subsequent Events (Details) [Line Items]
Common stock equity per share	17.5
Earn-Out Shares [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Common stock equity per share	12.5
Earn-Out Shares [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Common stock equity per share	$ 15